Share Based Compensation - Summary of Activities of Service-based RSU (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of RSUs
Number of RSUs, Unvested Beginning balance	31,889,050	70,773,100	50,365,952
Number of RSUs, Granted	132,327,600	3,559,000	42,695,000
Number of RSUs, Vested	(81,298,225)	(12,858,575)	(8,195,402)
Number of RSUs, Forfeited	(400,875)	(29,584,475)	(14,092,450)
Number of RSUs, Unvested Ending balance	82,517,550	31,889,050	70,773,100
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance	$ 0.10	$ 0.13	$ 0.31
Weighted-Average Grant-Date Fair Value, Granted	0.01	0.07	0.05
Weighted-Average Grant-Date Fair Value, Vested	0.04	0.28	0.54
Weighted-Average Grant-Date Fair Value, Forfeited	0.07	0.09	0.30
Weighted-Average Grant-Date Fair Value, Unvested Ending balance	$ 0.01	$ 0.10	$ 0.13